RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS
28. RELATED PARTY TRANSACTIONS

Pursuant to IAS 24 — Related Party Disclosures (“IAS 24”), the related parties of Ferrari include Exor N.V. and together with its subsidiaries the Exor Group, as well as all entities and individuals capable of exercising control, joint control or significant influence over the Company and its subsidiaries. Related parties also include companies over which the Exor Group is capable of exercising control, joint control or significant influence, including Stellantis N.V., and together with its subsidiaries the Stellantis Group, and CNH Industrial N.V. and its subsidiaries, as well as joint ventures and associates of Ferrari. In addition, members of the Ferrari Board of Directors and executives with strategic responsibilities and their families are also considered related parties.

The Group carries out transactions with related parties on commercial terms that are normal in the respective markets, considering the characteristics of the goods or services involved. Transactions carried out by the Group with these related parties are primarily of a commercial nature and, in particular, these transactions relate to:

Transactions with Stellantis Group companies

•transactions with Stellantis Group companies relating to technical cooperation agreements with the aim to enhance the quality and competitiveness of the parties’ products while reducing costs and investments, as well as for certain services received by Stellantis Group companies, mainly of an administrative nature;
•the sale of engines to Maserati S.p.A. (“Maserati”) and the purchase of engine components for the use in the production of Maserati engines from FCA US LLC. The contract with Maserati expired in December 2023 and residual sales occurred throughout 2024.

Transactions with Stellantis Group companies for the periods presented include transactions with FCA Bank until April 1, 2023. Following the sale by the Stellantis Group of its 50 percent ownership interest in FCA Bank to Crédit Agricole Consumer Finance S.A., FCA Bank (which was renamed CA Auto Bank) is now wholly owned by Crédit Agricole Consumer Finance S.A. and is no longer a related party of Ferrari.

    Transactions with Exor Group companies (excluding Stellantis Group companies)

•the Group incurs rental costs from Iveco S.p.A. (a company belonging to Iveco Group) for the rental of trucks used by the Scuderia Ferrari racing team;

•the Group earns sponsorship revenue from Iveco S.p.A.

    Transactions with other related parties

•the purchase of components for Formula 1 racing cars from COXA S.p.A.;

•consultancy services provided by HPE S.r.l.;

•sponsorship agreement relating to Formula 1 activities with Ferretti S.p.A.;

•sale of cars to certain members of the Board of Directors of Ferrari N.V. and Exor.

In accordance with IAS 24, transactions with related parties also include compensation to Directors and managers with strategic responsibilities.
    A summary of transactions with related parties recognized in the consolidated income statement is presented below.

	For the years ended December 31,
	2025			2024			2023
	Net revenues	Costs(1)	Financial expenses, net	Net revenues	Costs(1)	Financial expenses/(income), net	Net revenues	Costs(1)	Financial expenses, net
	(€ thousand)
Stellantis Group companies
Maserati	1,123	2,184	—	4,947	1,636	—	50,391	2,091	—
FCA US LLC	18	—	—	—	—	—	—	6,803	—
Other Stellantis Group companies	13,827	268	—	12,919	1,353	—	11,489	6,280	1,032
Total Stellantis Group companies	14,968	2,452	—	17,866	2,989	—	61,880	15,174	1,032
Exor Group companies (excluding the Stellantis Group)	976	2,276	23	485	1,913	22	281	1,615	3
Other related parties	1,883	16,364	5	5,487	15,993	13	2,237	15,000	—
Total transactions with related parties	17,827	21,092	28	23,838	20,895	35	64,398	31,789	1,035

Total for the Group	7,145,768	4,129,763	46,081	6,676,668	3,903,070	(1,205)	5,970,146	3,477,355	15,015
_____________________________
(1)    Costs include cost of sales, selling, general and administrative costs and other expenses, net.
A summary of non-financial assets and liabilities originating from related party transactions is presented below.

	At December 31,
	2025				2024
	Trade receivables	Trade payables	Other current assets	Other liabilities	Trade receivables	Trade payables	Other current assets	Other liabilities
	(€ thousand)
Stellantis Group companies
Maserati	1,003	3,955	—	23	2,838	2,700	—	23
FCA US LLC	67	—	—	—	11	—	—	—
Other Stellantis Group companies	—	739	6	1,938	805	863	10	304
Total Stellantis Group companies	1,070	4,694	6	1,961	3,654	3,563	10	327
Exor Group companies (excluding the Stellantis Group)	—	317	745	699	153	49	1,026	924
Other related parties	917	3,227	113	600	357	1,691	341	346
Total transactions with related parties	1,987	8,238	864	3,260	4,164	5,303	1,377	1,597

Total for the Group	360,339	841,256	159,223	1,391,616	349,176	945,657	137,763	1,106,221

At December 31, 2025 and at December 31, 2024 there were no financial assets or financial liabilities with related parties.
Emoluments to Directors and Key Management
Compensation to the Directors of Ferrari N.V. are presented below.

	For the years ended December 31,
	2025	2024	2023
	(€ thousand)
Directors of Ferrari N.V.	14,139	11,331	9,791
The aggregate compensation to Directors of Ferrari N.V. for year ended December 31, 2025 was €14,139 thousand (€11,331 thousand in 2024 and €9,791 thousand in 2023), inclusive of the following:

•€9,911 thousand for salary and other short-term benefits, including short-term incentives (€6,936 thousand in 2024 and €6,688 thousand in 2023);
•€288 thousand for pension benefits (€230 thousand in 2024 and 2023), and
•€3,940 thousand for share-based compensation awarded under the Company’s equity incentive plans and other share-based payments (€4,165 thousand in 2024 and €2,873 thousand in 2023). For additional information relating to the Company’s equity incentive plans, see Note 21 “Share-based compensation”. There was no equity-settled compensation for Non-Executive Directors for the years ended December 31, 2025, 2024 and 2023.
The aggregate compensation for members of the FLT (excluding the CEO) in 2025 was €24,708 thousand (€29,292 thousand in 2024 and €39,131 thousand in 2023), inclusive of the following:

•€18,826 thousand for salary and other short-term benefits, including short-term incentives (€23,146 thousand in 2024 and €34,107 thousand in 2023);
•€5,140 thousand for share-based compensation awarded under the Company’s equity incentive plans (€5,464 thousand in 2024 and €4,479 thousand in 2023), and
•€742 thousand for pension contributions (€682 thousand in 2024 and €545 thousand in 2023).